Supplemental Parent and Guarantor Condensed Consolidating Financial Statements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Percent ownership in subsidiary	100.00%
CG Co-Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Percent ownership in subsidiary	100.00%
Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Percent ownership in subsidiary	100.00%